Capitalized Cost from Contracts with Customers (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Incremental Costs of Obtaining Customer Contracts
Capitalized contract cost, current	€ 1,036	€ 793
Capitalized contract cost, non-current	3,019	2,333
Assets recognised from costs to obtain or fulfil contracts with customers	4,054	3,127
Other current non-financial assets	2,139	1,633
Other non-current non-financial assets	3,580	2,628
Other non-financial assets	€ 5,719	€ 4,261
Capitalized contract cost as % of other non-financial assets, current	48.00%	49.00%
Capitalized contract cost as % of other non-financial assets, non-current	84.00%	89.00%
Capitalized contract cost as % of Other non-financial assets	71.00%	73.00%
Capitalized cost of obtaining customer contracts
Incremental Costs of Obtaining Customer Contracts
Amortization period range	18 months to nine years
Capitalized contract cost, current	€ 871	€ 667
Capitalized contract cost, non-current	2,812	2,158
Assets recognised from costs to obtain or fulfil contracts with customers	3,684	2,826
Amortization expenses of capitalized contract costs	€ 762	523
Incremental costs
Incremental Costs of Obtaining Customer Contracts
Amortization period range	one year or less
Capitalized cost to fulfill customer contracts
Incremental Costs of Obtaining Customer Contracts
Amortization period range	six to eight years
Capitalized contract cost, current	€ 164	126
Capitalized contract cost, non-current	206	175
Assets recognised from costs to obtain or fulfil contracts with customers	370	301
Amortization expenses of capitalized contract costs	€ 243	€ 171